SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	¥ 7,706	¥ 7,710
Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	7,706	7,710
Financing Receivable Over Twelve Months Past Due [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
Loans recognized as a result of payments under guarantees	¥ 7,706	¥ 7,710